Loans and borrowings (Details) - COP ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 46,731,754	$ 38,239,139
Less short-term		4,923,346	5,012,173
Total long-term		41,808,408	33,226,966
Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 3,044,437	$ 4,459,807
Local currency | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.40%	8.70%
Borrowings		$ 1,084,461	$ 1,567,598
Local currency | Syndicated Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.60%	8.00%
Borrowings		$ 811,079	$ 1,115,874
Local currency | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[1]	6.60%	7.20%
Borrowings	[1]	$ 836,489	$ 1,039,303
Local currency | Commercial loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.30%	8.30%
Borrowings		$ 312,408	$ 737,032
Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 43,687,317	$ 33,779,332
Foreign currency | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[2]	6.00%	5.90%
Borrowings	[2]	$ 33,944,548	$ 25,832,740
Foreign currency | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[1]	6.10%	6.20%
Borrowings	[1]	$ 218,709	$ 251,651
Foreign currency | Commercial loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[3]	3.60%	4.10%
Borrowings	[3]	$ 8,247,014	$ 6,586,538
Foreign currency | Loans From Related Parties [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.80%	2.40%
Borrowings		$ 1,277,046	$ 1,108,403

[1]	Corresponds to present value of the payments to be made during the term of the operative lease contracts of pipelines, tanks, property and vehicles, recognized by the implementation of IFRS 16 - Leases.
[2]	On April 29, 2020, Ecopetrol issued and placed external public debt bonds for an amount of USD$2,000 million, with a 10-year term and a coupon rate of 6.875%.
[3]	Includes contingent credit line for USD$665 million with international banking (Scotiabank and Mizuho Bank).